Organization and Business (Details) - Schedule of the diluted weighted average shares - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net Loss	$ (66,043)	$ (16,599)
Less: Change in redemption value of preferred interests	(13,831)	(16,199)
Net Loss attributable to common unitholders	$ (79,874)	$ (32,798)
Denominator
Weighted Average Units – basic and diluted (in Shares)	20,459	15,969	16,853	15,742
Net loss attributable to common unit holder per unit – basic and diluted (in Dollars per share)	$ (3.9)	$ (2.05)	$ (10.11)	$ (6.27)